UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 28, 2011

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 14.5%
BR Malls Participacoes SA	634,700	$ 6,027,323
Cia de Bebidas das Americas Preference Shares ADR	232,412	6,277,448
Itau Unibanco Holding SA Preference Shares	539,818	11,946,207
MRV Engenharia e Participacoes SA	361,500	2,870,186
Natura Cosmeticos SA	170,700	4,355,220
PDG Realty SA Empreendimentos e Participacoes	1,093,300	5,953,418
Petroleo Brasileiro SA-Petrobras ADR	398,958	14,031,353
Vale SA Preference Shares	1,337,900	39,723,681
		91,184,836
CANADA — 0.8%
Pacific Rubiales Energy Corp.	142,718	4,782,974
HONG KONG — 8.7%
C C Land Holdings Ltd.	10,981,000	3,665,973
China Merchants Holdings International Co. Ltd.	1,311,132	5,538,809
China Overseas Land & Investment Ltd.	2,168,000	3,596,631
China Unicom (Hong Kong) Ltd.	3,888,000	6,489,984
CNOOC Ltd.	8,687,000	19,720,873
Comba Telecom Systems Holdings Ltd.	3,592,300	3,768,502
GCL Poly Energy Holdings Ltd.(1)	9,918,000	4,992,111
Xinyi Glass Holdings Ltd.	8,614,000	7,023,485
		54,796,368
HUNGARY — 0.5%
OTP Bank plc(1)	112,097	3,354,788
INDIA — 6.0%
Crompton Greaves Ltd.	431,033	2,330,140
HDFC Bank Ltd.	97,730	4,430,937
ICICI Bank Ltd.	294,473	6,315,898
Infosys Technologies Ltd.	271,756	17,993,591
Mundra Port and Special Economic Zone Ltd.	894,073	2,725,772
Tata Motors Ltd.	177,540	4,246,801
		38,043,139
INDONESIA — 2.7%
PT Astra International Tbk	859,500	5,071,357
PT Bank Rakyat Indonesia (Persero) Tbk	7,357,000	3,919,730
PT Indofood CBP Sukses Makmur Tbk(1)	4,424,500	2,294,631
PT Perusahaan Gas Negara	6,241,000	2,511,540
PT Semen Gresik (Persero) Tbk	3,150,500	3,089,251
		16,886,509
MALAYSIA — 1.8%
CIMB Group Holdings Bhd	4,343,400	11,476,087
MEXICO — 3.4%
Alfa SAB de CV, Series A	318,228	3,959,674
America Movil SAB de CV, Series L ADR	93,814	5,386,800
Grupo Mexico SAB de CV, Series B	1,540,615	5,870,949
Wal-Mart de Mexico SAB de CV	2,175,211	6,233,119
		21,450,542
PEOPLE'S REPUBLIC OF CHINA — 14.8%
AAC Acoustic Technologies Holdings, Inc.	2,458,000	6,173,405

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
	Shares	Value

Baidu, Inc. ADR(1)	59,473	$ 7,205,749
China BlueChemical Ltd. H Shares	5,554,000	4,300,285
China Liansu Group Holdings Ltd.(1)	3,314,000	2,757,411
China National Building Material Co. Ltd. H Shares	1,610,000	3,952,645
China Oilfield Services Ltd. H Shares	3,080,000	6,137,853
Ctrip.com International Ltd. ADR(1)	67,177	2,604,452
Dongfeng Motor Group Co. Ltd. H Shares	3,214,000	5,571,264
Focus Media Holding Ltd. ADR(1)	281,563	7,467,051
Industrial & Commercial Bank of China Ltd. H Shares	8,654,645	6,645,452
Mongolian Mining Corp.(1)	3,653,600	4,635,024
Ping An Insurance Group Co. of China Ltd. H Shares	1,268,000	13,008,885
Sany Heavy Equipment International Holdings Co. Ltd.	2,911,000	4,014,399
Sateri Holdings Ltd.(1)	1,591,298	1,532,452
Tencent Holdings Ltd.	456,900	12,085,439
Xingda International Holdings Ltd.	2,603,000	2,302,860
ZTE Corp. H Shares	573,200	2,642,255
		93,036,881
POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	250,120	3,661,654
RUSSIAN FEDERATION — 6.8%
CTC Media, Inc.	260,199	5,474,587
Magnit OJSC GDR	224,591	6,378,384
NovaTek OAO GDR	72,735	9,448,276
Rosneft Oil Co. OJSC GDR	430,193	4,061,022
Sberbank of Russia	4,924,766	17,433,672
		42,795,941
SOUTH AFRICA — 6.6%
Barloworld Ltd.	406,878	4,222,181
Exxaro Resources Ltd.	314,343	6,882,813
Impala Platinum Holdings Ltd.	115,951	3,422,324
MTN Group Ltd.	586,074	10,345,206
Naspers Ltd. N Shares	190,418	10,938,266
Sasol Ltd.	103,842	5,681,966
		41,492,756
SOUTH KOREA — 15.1%
Celltrion, Inc.	177,666	5,045,138
CrucialTec Co. Ltd.(1)	81,281	3,528,790
Doosan Infracore Co. Ltd.(1)	416,530	9,466,172
Hyundai Heavy Industries Co. Ltd.	37,593	14,488,951
Hyundai Motor Co.	62,780	9,901,068
Hyundai Steel Co.	60,601	6,953,289
LG Chem Ltd.	33,410	11,011,846
LG Household & Health Care Ltd.	15,154	4,806,744
Samsung Electronics Co. Ltd.	36,782	30,079,995
		95,281,993
SWITZERLAND — 1.2%
Ferrexpo plc	1,143,080	7,795,350
TAIWAN (REPUBLIC OF CHINA) — 9.3%
Hon Hai Precision Industry Co. Ltd.	4,882,697	17,981,128
HTC Corp.	544,800	19,794,500
Synnex Technology International Corp.	1,566,000	3,721,690
Taiwan Semiconductor Manufacturing Co. Ltd.	5,729,939	13,698,419

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
	Shares	Value

Wistron Corp.	1,812,362	$ 3,233,267
		58,429,004
THAILAND — 3.2%
Banpu PCL	337,050	8,003,215
CP ALL PCL	4,464,100	5,694,192
Kasikornbank PCL NVDR	1,635,500	6,285,241
		19,982,648
TURKEY — 1.7%
Tofas Turk Otomobil Fabrikasi AS	598,444	2,889,750
Turkiye Garanti Bankasi AS	1,045,723	4,630,942
Turkiye Sise ve Cam Fabrikalari AS(1)	2,021,063	3,501,701
		11,022,393
UNITED KINGDOM — 2.0%
Antofagasta plc	296,481	6,781,379
International Personal Finance plc	1,086,105	5,868,943
		12,650,322
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $440,217,514)		628,124,185
OTHER ASSETS AND LIABILITIES — 0.3%		1,808,945
TOTAL NET ASSETS — 100.0%		$629,933,130

Market Sector Diversification
(as a % of net assets)
Information Technology	23.3%
Financials	17.8%
Materials	17.2%
Energy	11.4%
Consumer Discretionary	11.0%
Industrials	8.6%
Consumer Staples	5.7%
Telecommunication Services	3.5%
Health Care	0.8%
Utilities	0.4%
Cash and Equivalents*	0.3%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$48,447,440	$579,676,745	–

Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$443,333,514
Gross tax appreciation of investments	$190,340,457
Gross tax depreciation of investments	(5,549,786)
Net tax appreciation (depreciation) of investments	$184,790,671

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 28, 2011

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 2.6%
BHP Billiton Ltd.	194,310	$ 9,122,251
Wesfarmers Ltd.	81,030	2,733,248
		11,855,499
AUSTRIA — 1.0%
Erste Group Bank AG	89,050	4,700,334
BELGIUM — 0.9%
Anheuser-Busch InBev NV	70,390	3,925,698
DENMARK — 1.0%
Carlsberg A/S B Shares	16,230	1,727,235
Pandora A/S(1)	50,970	2,971,599
		4,698,834
FRANCE — 3.3%
Danone SA	152,340	9,550,367
Pernod-Ricard SA	34,110	3,144,753
Safran SA	71,740	2,552,158
		15,247,278
GERMANY — 2.1%
Bayerische Motoren Werke AG	37,760	3,062,844
Fresenius Medical Care AG & Co. KGaA	68,340	4,524,320
Lanxess AG	23,660	1,759,815
		9,346,979
HONG KONG — 1.8%
China Unicom (Hong Kong) Ltd.	2,698,000	4,503,595
CNOOC Ltd.	734,000	1,666,297
Li & Fung Ltd.	350,000	2,130,200
		8,300,092
INDIA — 0.9%
Infosys Technologies Ltd. ADR	40,520	2,702,684
Larsen & Toubro Ltd.	45,380	1,531,832
		4,234,516
INDONESIA — 0.6%
PT Bank Mandiri (Persero) Tbk	4,345,131	2,856,856
ISRAEL — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	34,160	1,711,416
ITALY — 1.8%
Saipem SpA	160,940	8,128,463
JAPAN — 4.4%
Komatsu Ltd.	278,700	8,500,171
Nitori Holdings Co. Ltd.	19,950	1,765,638
ORIX Corp.	43,080	4,818,556
Rakuten, Inc.	5,392	4,791,864
		19,876,229
NETHERLANDS — 1.0%
ASML Holding NV New York Shares	77,070	3,360,252
European Aeronautic Defence and Space Co. NV(1)	39,560	1,144,224
		4,504,476
PEOPLE'S REPUBLIC OF CHINA — 2.5%
Baidu, Inc. ADR(1)	54,830	6,643,203

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Ctrip.com International Ltd. ADR(1)	34,250	$ 1,327,872
Industrial & Commercial Bank of China Ltd. H Shares	4,430,000	3,401,567
		11,372,642
POLAND — 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	271,350	3,972,452
PORTUGAL — 0.4%
Jeronimo Martins SGPS SA	113,520	1,820,295
RUSSIAN FEDERATION — 0.1%
Magnit OJSC GDR	16,780	476,552
SOUTH KOREA — 1.8%
Hyundai Motor Co.	51,500	8,122,093
SWEDEN — 1.9%
Atlas Copco AB A Shares	117,630	2,954,865
Sandvik AB	286,750	5,500,841
		8,455,706
SWITZERLAND — 5.9%
Adecco SA	98,110	6,605,081
Holcim Ltd.	42,390	3,111,611
Novartis AG	64,300	3,605,672
Sonova Holding AG	16,170	2,151,127
Swatch Group AG (The)	8,590	3,656,598
Weatherford International Ltd.(1)	55,710	1,347,068
Xstrata plc	276,810	6,322,446
		26,799,603
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	602,250	2,667,040
UNITED KINGDOM — 12.5%
Admiral Group plc	147,760	4,057,080
Antofagasta plc	179,330	4,101,796
ARM Holdings plc	214,990	2,156,406
Barclays plc	1,479,310	7,691,882
BG Group plc	323,370	7,866,898
Capita Group plc (The)	334,720	3,947,718
Compass Group plc	752,820	6,773,854
HSBC Holdings plc	504,120	5,556,364
Intertek Group plc	77,120	2,261,677
Petrofac Ltd.	93,910	2,126,620
Reckitt Benckiser Group plc	113,525	5,850,296
Rio Tinto plc	62,880	4,405,208
		56,795,799
UNITED STATES — 50.5%
Air Products & Chemicals, Inc.	63,900	5,878,800
Amazon.com, Inc.(1)	36,360	6,300,824
American Express Co.	148,340	6,463,174
American Tower Corp., Class A(1)	151,850	8,193,826
Apache Corp.	35,700	4,448,934
Apple, Inc.(1)	48,580	17,158,942
Celgene Corp.(1)	48,610	2,581,191
Cerner Corp.(1)	19,550	1,963,797
Charles Schwab Corp. (The)	276,090	5,237,427
CIT Group, Inc.(1)	47,150	2,042,538
Coach, Inc.	76,470	4,199,732

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Colgate-Palmolive Co.	37,170	$ 2,918,588
Danaher Corp.	156,830	7,935,598
Discovery Communications, Inc., Class A(1)	42,900	1,849,419
EMC Corp.(1)	470,480	12,801,761
Equinix, Inc.(1)	31,820	2,750,521
Expeditors International of Washington, Inc.	102,344	4,892,043
Express Scripts, Inc.(1)	177,920	10,002,662
FactSet Research Systems, Inc.	28,060	2,942,933
Fifth Third Bancorp.	286,236	4,179,046
Google, Inc., Class A(1)	16,610	10,188,574
Harley-Davidson, Inc.	181,980	7,428,424
Home Depot, Inc. (The)	86,350	3,235,534
IntercontinentalExchange, Inc.(1)	62,128	7,964,810
Johnson Controls, Inc.	125,330	5,113,464
Liberty Global, Inc., Class A(1)	92,330	3,887,093
MasterCard, Inc., Class A	14,970	3,601,183
Occidental Petroleum Corp.	83,840	8,549,165
Oracle Corp.	300,850	9,897,965
PNC Financial Services Group, Inc.	43,574	2,688,516
Precision Castparts Corp.	52,840	7,490,070
priceline.com, Inc.(1)	6,860	3,113,617
QUALCOMM, Inc.	82,430	4,911,179
Rockwell Automation, Inc.	11,690	1,025,564
Royal Caribbean Cruises Ltd.(1)	44,230	1,936,832
Schlumberger Ltd.	119,480	11,161,822
Starbucks Corp.	96,630	3,186,857
Union Pacific Corp.	81,210	7,748,246
United Parcel Service, Inc., Class B	52,440	3,870,072
Walt Disney Co. (The)	90,990	3,979,903
Whole Foods Market, Inc.	61,639	3,609,580
		229,330,226
TOTAL COMMON STOCKS
(Cost $332,095,875)		449,199,078
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,129	51,129
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $2,961,175), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $2,900,011)		2,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,951,129)		2,951,129
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $335,047,004)		452,150,207
OTHER ASSETS AND LIABILITIES — 0.5%		2,166,390
TOTAL NET ASSETS — 100.0%		$454,316,597

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	17.8%
Consumer Discretionary	17.4%
Financials	15.0%
Industrials	15.0%
Energy	10.0%
Consumer Staples	7.9%
Materials	7.6%
Health Care	5.4%
Telecommunication Services	2.8%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$229,330,226	–	–
Foreign Common Stocks	17,092,495	$202,776,357	–
Temporary Cash Investments	51,129	2,900,000	–
Total Value of Investment Securities	$246,473,850	$205,676,357	–

Global Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$337,358,547
Gross tax appreciation of investments	$116,850,816
Gross tax depreciation of investments	(2,059,156)
Net tax appreciation (depreciation) of investments	$114,791,660

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 28, 2011

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.1%
Amcor Ltd.	791,400	$ 5,575,886
Atlas Iron Ltd.(1)	2,725,400	10,683,234
Boart Longyear Group	3,279,900	15,394,773
Iluka Resources Ltd.(1)	2,657,900	28,712,155
Incitec Pivot Ltd.	3,423,200	15,300,604
		75,666,652
AUSTRIA — 1.2%
Andritz AG	154,900	13,079,623
BELGIUM — 3.9%
Bekaert SA	190,900	20,697,888
Umicore SA	412,700	20,789,793
		41,487,681
BRAZIL — 1.6%
CETIP SA - Balcao Organizado de Ativos e Derivativos	487,900	7,257,798
Totvs SA	101,200	9,465,527
		16,723,325
CANADA — 7.6%
Agrium, Inc.	179,700	17,085,876
Bankers Petroleum Ltd.(1)	1,404,100	13,628,391
Finning International, Inc.	307,500	8,751,351
First Quantum Minerals Ltd.	129,900	16,913,540
Open Text Corp.(1)	158,300	9,327,036
Pacific Rubiales Energy Corp.	66,800	2,238,699
Silver Wheaton Corp.(1)	233,600	9,930,194
Valeant Pharmaceuticals International, Inc.	66,600	2,669,328
		80,544,415
CAYMAN ISLANDS — 0.6%
Herbalife Ltd.	78,400	6,147,344
DENMARK — 4.6%
Coloplast A/S B Shares	142,700	20,098,964
Danisco A/S	77,800	9,532,408
FLSmidth & Co. A/S	65,100	5,723,209
Pandora A/S(1)	240,700	14,033,037
		49,387,618
FINLAND — 2.1%
Metso Oyj	240,400	12,426,980
Nokian Renkaat Oyj	240,500	9,770,487
		22,197,467
FRANCE — 8.7%
Alcatel-Lucent(1)	2,376,000	11,760,916
Bureau Veritas SA	37,500	2,895,308
Edenred(1)	243,000	6,403,085
Faurecia(1)	293,600	11,415,195
Rexel SA(1)	180,900	4,368,577
Safran SA	730,000	25,969,831
SEB SA	54,800	5,389,527

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Technip SA	251,600	$ 24,838,360
		93,040,799
GERMANY — 10.3%
adidas AG	72,000	4,620,072
Brenntag AG(1)	33,900	3,543,608
Hugo Boss AG Preference Shares	105,800	7,942,330
Infineon Technologies AG	1,944,800	21,276,586
Kabel Deutschland Holding AG(1)	164,300	8,951,134
Kloeckner & Co. SE(1)	443,300	14,406,285
Lanxess AG	308,300	22,931,139
ProSiebenSat.1 Media AG Preference Shares	802,700	25,969,695
		109,640,849
HONG KONG — 0.6%
Brilliance China Automotive Holdings Ltd.(1)	3,078,000	2,517,573
Wing Hang Bank Ltd.	327,000	4,175,674
		6,693,247
IRELAND — 1.1%
Experian plc	905,400	11,480,535
ISRAEL — 1.3%
Mellanox Technologies Ltd.(1)	521,500	13,715,450
ITALY — 1.1%
Banca Monte dei Paschi di Siena SpA(1)	3,462,900	4,616,156
Exor SpA	96,900	2,956,486
Unione di Banche Italiane SCPA	420,100	4,243,528
		11,816,170
JAPAN — 11.3%
Anritsu Corp.	468,000	4,376,505
Credit Saison Co. Ltd.	291,800	5,689,395
Fuji Heavy Industries Ltd.	1,366,000	11,705,470
JGC Corp.	393,000	8,863,578
Makita Corp.	269,000	11,328,220
NGK Insulators Ltd.	542,000	9,852,136
Nippon Shokubai Co. Ltd.	979,000	11,548,622
OSAKA Titanium technologies Co. Ltd.	138,000	10,324,063
SBI Holdings, Inc.	48,200	7,606,650
Sumitomo Heavy Industries Ltd.	1,530,000	10,716,827
Teijin Ltd.	5,369,000	25,924,516
Tokyo Tatemono Co. Ltd.	433,000	2,032,541
		119,968,523
NETHERLANDS — 1.0%
Koninklijke Vopak NV	220,200	10,644,391
NORWAY — 1.4%
Schibsted ASA	483,500	14,763,491
PEOPLE'S REPUBLIC OF CHINA — 3.7%
China Liansu Group Holdings Ltd.(1)	5,834,000	4,854,176
China Yurun Food Group Ltd.	105,000	332,338
Focus Media Holding Ltd. ADR(1)	425,800	11,292,216
Mongolian Mining Corp.(1)	6,305,100	7,998,766

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Spreadtrum Communication, Inc. ADR(1)	759,900	$ 15,167,604
		39,645,100
SINGAPORE — 0.7%
SembCorp Marine Ltd.	1,661,000	6,987,223
SOUTH KOREA — 4.3%
Celltrion, Inc.	459,800	13,056,829
Daelim Industrial Co. Ltd.	101,900	8,856,944
Hyundai Steel Co.	163,800	18,794,223
NCSoft Corp.	27,600	5,526,603
		46,234,599
SPAIN — 0.3%
Amadeus IT Holding SA A Shares(1)	177,600	3,451,939
SWEDEN — 6.2%
Hexagon AB B Shares	867,300	19,130,007
Lundin Petroleum AB(1)	575,300	7,157,642
Modern Times Group AB B Shares	20,800	1,391,133
Swedbank AB A Shares(1)	1,202,500	21,169,437
Swedish Match AB	551,600	17,418,214
		66,266,433
SWITZERLAND — 4.9%
Informa plc	1,849,200	13,067,743
STMicroelectronics NV	990,300	12,717,249
Sulzer AG	132,600	20,565,773
Wolseley plc(1)	179,200	6,237,086
		52,587,851
TAIWAN (REPUBLIC OF CHINA) — 1.8%
Far Eastern New Century Corp.	2,933,000	4,580,702
First Financial Holding Co. Ltd.	5,009,000	4,108,962
TPK Holding Co. Ltd.(1)	203,000	5,610,417
Wintek Corp.(1)	2,438,000	4,712,359
		19,012,440
THAILAND — 0.5%
Banpu PCL	240,900	5,720,144
UNITED KINGDOM — 11.6%
Admiral Group plc	303,900	8,344,252
Afren plc(1)	2,078,400	5,409,380
Aggreko plc	66,500	1,564,290
ARM Holdings plc	1,392,200	13,964,129
Burberry Group plc	453,600	8,841,364
Croda International plc	142,700	3,674,567
GKN plc	2,538,000	8,660,264
ITV plc(1)	4,007,000	5,680,190
Man Group plc	2,585,300	12,074,624
Michael Page International plc	1,742,900	14,577,562
Petrofac Ltd.	266,400	6,032,709
Schroders plc	329,300	9,587,698
Smith & Nephew plc	233,400	2,699,621
Subsea 7 SA	886,800	22,786,779
		123,897,429
TOTAL COMMON STOCKS
(Cost $857,520,087)		1,060,800,738

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,812	$ 87,812
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $7,351,883), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $7,200,028)		7,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,287,812)		7,287,812
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $864,807,899)		1,068,088,550
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,948,425)
TOTAL NET ASSETS — 100.0%		$1,066,140,125

Market Sector Diversification
(as a % of net assets)
Industrials	25.7%
Materials	21.2%
Consumer Discretionary	16.5%
Information Technology	12.3%
Financials	8.8%
Energy	8.3%
Health Care	3.6%
Consumer Staples	3.1%
Cash and Equivalents*	0.5%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuation

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Discovery – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$75,404,854	$985,395,884	–
Temporary Cash Investments	87,812	7,200,000	–
Total Value of Investment Securities	$75,492,666	$992,595,884	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$866,369,716
Gross tax appreciation of investments	$208,477,942
Gross tax depreciation of investments	(6,759,108)
Net tax appreciation (depreciation) of investments	$201,718,834

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 28, 2011

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.0%
BHP Billiton Ltd.	560,166	$ 26,298,055
Wesfarmers Ltd.	291,581	9,835,409
		36,133,464
AUSTRIA — 0.7%
Erste Group Bank AG	248,252	13,103,507
BELGIUM — 1.3%
Anheuser-Busch InBev NV	255,089	14,226,487
Umicore SA	156,944	7,906,065
		22,132,552
BERMUDA — 1.1%
Seadrill Ltd.	341,530	13,014,268
Signet Jewelers Ltd.(1)	138,962	6,096,263
		19,110,531
BRAZIL — 0.3%
Banco Santander Brasil SA ADR	451,881	5,503,911
CANADA — 0.8%
Canadian National Railway Co.	197,899	14,474,503
DENMARK — 1.7%
Novo Nordisk A/S B Shares	201,087	25,326,616
Pandora A/S(1)	71,360	4,160,355
		29,486,971
FINLAND — 0.5%
Fortum Oyj	299,991	9,293,684
FRANCE — 10.6%
Accor SA	302,197	14,209,846
Air Liquide SA	149,207	19,315,310
BNP Paribas	364,379	28,449,827
Cie Generale d'Optique Essilor International SA	86,203	6,155,964
Danone SA	301,536	18,903,632
LVMH Moet Hennessy Louis Vuitton SA	101,016	15,926,111
Pernod-Ricard SA	58,287	5,373,739
Publicis Groupe SA	284,451	16,225,151
Safran SA	517,650	18,415,456
Schneider Electric SA	144,657	23,934,369
Technip SA	205,620	20,299,140
		187,208,545
GERMANY — 7.8%
Allianz SE	134,940	19,440,371
BASF SE	239,090	19,881,717
Bayerische Motoren Werke AG	210,058	17,038,531
Deutsche Boerse AG	45,709	3,509,556
Fresenius Medical Care AG & Co. KGaA	180,644	11,959,193
Kabel Deutschland Holding AG(1)	171,640	9,351,020
Metro AG	127,183	9,301,828
SAP AG	239,220	14,432,481
Siemens AG	177,513	23,905,555

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

ThyssenKrupp AG	213,070	$ 8,859,002
		137,679,254
HONG KONG — 2.8%
China Unicom Ltd. ADR	1,242,498	20,737,292
CNOOC Ltd.	3,975,000	9,023,883
Li & Fung Ltd.	2,674,000	16,274,730
Sun Hung Kai Properties Ltd.	264,000	4,264,407
		50,300,312
INDIA — 1.0%
Housing Development Finance Corp. Ltd.	374,930	5,211,663
Infosys Technologies Ltd.	185,430	12,277,748
		17,489,411
INDONESIA — 0.5%
PT Bank Mandiri (Persero) Tbk	12,569,452	8,264,221
IRELAND — 1.1%
Accenture plc, Class A	385,140	19,827,007
ISRAEL — 0.6%
Teva Pharmaceutical Industries Ltd. ADR	207,032	10,372,303
ITALY — 2.2%
Saipem SpA	558,608	28,213,151
UniCredit SpA	4,366,860	11,226,528
		39,439,679
JAPAN — 11.6%
Canon, Inc.	273,000	13,148,585
FANUC CORP.	84,200	13,051,232
Komatsu Ltd.	538,600	16,426,954
Mitsubishi Corp.	853,500	23,589,799
Mitsubishi UFJ Financial Group, Inc.	3,632,700	20,116,290
Murata Manufacturing Co. Ltd.	214,200	15,920,005
Nissan Motor Co. Ltd.	2,205,900	22,516,063
Nitori Holdings Co. Ltd.	115,100	10,186,712
ORIX Corp.	169,830	18,995,715
Rakuten, Inc.	15,700	13,952,570
SOFTBANK CORP.	318,000	13,041,868
Sumitomo Realty & Development Co. Ltd.	582,000	15,573,596
Unicharm Corp.	116,500	4,493,093
Yahoo Japan Corp.	13,983	5,256,124
		206,268,606
LUXEMBOURG — 0.4%
Millicom International Cellular SA	88,373	7,741,475
MACAU — 0.5%
Wynn Macau Ltd.	3,187,585	8,636,112
MULTI-NATIONAL — 0.7%
iShares MSCI EAFE Index Fund	207,060	12,744,543
NETHERLANDS — 3.7%
ASML Holding NV	264,324	11,473,334
CNH Global NV(1)	279,745	13,553,645
European Aeronautic Defence and Space Co. NV(1)	360,410	10,424,409
Royal Dutch Shell plc B Shares	510,824	18,256,807

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Unilever NV CVA	421,338	$ 12,707,052
		66,415,247
NORWAY — 1.0%
Petroleum Geo-Services ASA(1)	534,890	8,820,594
Yara International ASA	155,309	8,233,857
		17,054,451
PEOPLE'S REPUBLIC OF CHINA — 2.1%
Baidu, Inc. ADR(1)	161,204	19,531,477
Ctrip.com International Ltd. ADR(1)	111,428	4,320,063
Focus Media Holding Ltd. ADR(1)	205,175	5,441,241
Industrial & Commercial Bank of China Ltd. H Shares	9,118,435	7,001,572
		36,294,353
POLAND — 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	1,537,625	22,510,197
PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	1,021,770	16,384,101
RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR	461,124	13,095,922
Sberbank of Russia	3,869,410	13,697,711
		26,793,633
SOUTH KOREA — 1.7%
Hyundai Motor Co.	113,753	17,940,047
Samsung Electronics Co. Ltd.	14,603	11,942,204
		29,882,251
SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	1,761,024	21,739,899
Banco Santander SA	21,369	263,476
Inditex SA	120,048	8,690,536
		30,693,911
SWEDEN — 5.6%
Alfa Laval AB	586,893	11,981,380
Atlas Copco AB A Shares	571,204	14,348,642
Modern Times Group AB B Shares	85,070	5,689,600
Sandvik AB	848,430	16,275,774
Swedbank AB A Shares(1)	1,354,111	23,838,477
Telefonaktiebolaget LM Ericsson B Shares	702,504	9,039,737
Volvo AB B Shares(1)	1,083,862	18,755,727
		99,929,337
SWITZERLAND — 11.2%
Adecco SA	200,170	13,476,088
Holcim Ltd.	162,631	11,937,826
Kuehne + Nagel International AG	53,015	7,126,869
Nestle SA	485,603	27,491,893
Novartis AG	381,413	21,388,029
SGS SA	7,745	13,479,351
Sonova Holding AG	57,033	7,587,212
Swatch Group AG (The)	35,566	15,139,762
Syngenta AG	38,880	13,031,140
UBS AG(1)	1,281,384	25,445,630
Wolseley plc(1)	401,097	13,960,248

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Xstrata plc	1,256,451	$ 28,697,821
		198,761,869
TAIWAN (REPUBLIC OF CHINA) — 1.4%
HTC Corp.	480,000	17,440,088
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	652,580	8,020,208
		25,460,296
TURKEY — 0.3%
Turkiye Garanti Bankasi AS	1,338,240	5,926,342
UNITED KINGDOM — 18.8%
Admiral Group plc	609,680	16,740,123
Aggreko plc	479,130	11,270,649
Antofagasta plc	741,797	16,967,045
ARM Holdings plc	1,635,709	16,406,587
Barclays plc	3,078,605	16,007,642
BG Group plc	1,307,487	31,808,351
British American Tobacco plc	433,177	17,337,261
Burberry Group plc	602,888	11,751,218
Capita Group plc (The)	896,962	10,578,851
Carnival plc	313,655	14,042,460
Compass Group plc	689,994	6,208,547
HSBC Holdings plc (Hong Kong)	2,665,612	30,941,362
International Consolidated Airlines Group SA(1)	1,187,034	4,332,181
International Power plc	819,825	4,455,378
Lloyds Banking Group plc(1)	5,955,508	5,998,702
Petrofac Ltd.	348,308	7,887,541
Reckitt Benckiser Group plc	287,262	14,803,503
Rio Tinto plc	451,480	31,629,509
Schroders plc	555,156	16,163,584
Tesco plc	1,870,138	12,288,447
Vodafone Group plc	10,723,127	30,384,066
Whitbread plc	182,390	5,283,671
		333,286,678
TOTAL COMMON STOCKS
(Cost $1,324,533,139)		1,764,603,257
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $20,524,008), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $20,100,078)		20,100,000
(Cost $20,100,000)
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $1,344,633,139)		1,784,703,257
OTHER ASSETS AND LIABILITIES — (0.5)%		(9,230,131)
TOTAL NET ASSETS — 100.0%		$1,775,473,126

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	20.3%
Industrials	16.5%
Consumer Discretionary	14.0%
Materials	10.9%
Consumer Staples	9.9%
Information Technology	9.8%
Energy	7.7%
Health Care	4.7%
Telecommunication Services	4.1%
Utilities	0.8%
Diversified	0.7%
Cash and Equivalents*	0.6%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
GDR	-	Global Depository Receipt
MSCI	-	Morgan Stanley Capital International
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$133,889,428	$1,630,713,829	–
Temporary Cash Investments	–	20,100,000	–
Total Value of Investment Securities	$133,889,428	$1,650,813,829	–

International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,375,835,692
Gross tax appreciation of investments	$414,645,710
Gross tax depreciation of investments	(5,778,145)
Net tax appreciation (depreciation) of investments	$408,867,565

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 28, 2011

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 98.9%
AUSTRALIA — 5.4%
Atlas Iron Ltd.(1)	396,019	$ 1,552,346
Campbell Brothers Ltd.	54,316	2,341,479
Iluka Resources Ltd.(1)	128,544	1,388,606
PanAust Ltd.(1)	990,753	812,032
		6,094,463
BERMUDA — 1.1%
Seawell Ltd.(1)	204,057	1,289,886
BRAZIL — 2.1%
Banco do Estado do Rio Grande do Sul Preference Shares, Class B	80,300	878,387
CETIP SA - Balcao Organizado de Ativos e Derivativos	18,600	276,686
Mills Estruturas e Servicos de Engenharia SA	106,800	1,208,705
		2,363,778
CANADA — 10.6%
Canadian Western Bank	17,861	568,434
Continental Gold Ltd.(1)	77,822	768,968
Detour Gold Corp.(1)	34,598	1,126,024
Eastern Platinum Ltd.(1)	308,550	489,081
Gran Tierra Energy, Inc.(1)	165,854	1,539,125
Legacy Oil + Gas, Inc.(1)	103,029	1,762,485
Major Drilling Group International, Inc.	51,076	2,327,873
Quadra FNX Mining Ltd.(1)	37,657	551,163
SEMAFO, Inc.(1)	53,695	562,622
SXC Health Solutions Corp.(1)	21,805	1,074,820
Trican Well Service Ltd.	49,036	1,142,685
		11,913,280
CYPRUS — 0.6%
Songa Offshore SE(1)	102,125	618,199
DENMARK — 1.1%
Christian Hansen Holding A/S	52,417	1,217,533
FINLAND — 0.8%
Outotec Oyj	15,127	849,592
FRANCE — 2.4%
Alten Ltd.	23,597	864,376
Ingenico	22,701	859,592
Teleperformance	24,194	918,797
		2,642,765
GERMANY — 6.2%
Bertrandt AG	10,705	788,253
Dialog Semiconductor plc(1)	55,642	1,136,775
ElringKlinger AG	27,489	906,799
Gerry Weber International AG	10,834	596,520
Gildemeister AG	61,474	1,358,993
Kloeckner & Co. SE(1)	30,315	985,172
Pfeiffer Vacuum Technology AG	8,888	1,189,582
		6,962,094
HONG KONG — 3.3%
EVA Precision Industrial Holdings Ltd.	660,000	504,237
Galaxy Entertainment Group Ltd.(1)	1,217,000	1,568,911

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Haier Electronics Group Co. Ltd.(1)	935,000	$ 864,407
Techtronic Industries Co.	656,000	811,156
		3,748,711
INDIA — 0.7%
IRB Infrastructure Developers Ltd.	61,199	249,311
Jubilant Foodworks Ltd.(1)	41,562	496,972
Strides Arcolab Ltd.	8,326	56,865
		803,148
IRELAND — 1.0%
Kenmare Resources plc(1)	1,742,634	1,135,998
ISRAEL — 1.6%
Mellanox Technologies Ltd.(1)	67,156	1,766,203
ITALY — 3.3%
Interpump Group SpA(1)	98,071	816,059
Pirelli & C SpA	110,585	891,194
Safilo Group SpA(1)	113,838	1,985,627
		3,692,880
JAPAN — 17.7%
Digital Garage, Inc.(1)	191	834,698
Dr. Ci:Labo Co. Ltd.	149	580,117
F.C.C. Co. Ltd.	45,900	1,136,769
Horiba Ltd.	48,600	1,515,538
Kakaku.com, Inc.	155	903,796
Kenedix, Inc.(1)	4,225	1,142,436
Makino Milling Machine Co. Ltd.(1)	247,000	2,309,822
Minebea Co. Ltd.	227,000	1,340,273
Nabtesco Corp.	107,300	2,541,989
Nifco, Inc.	41,900	1,128,363
Start Today Co. Ltd.	87,300	1,448,152
Tamron Co. Ltd.	39,100	833,573
THK Co. Ltd.	31,600	830,512
Toho Titanium Co. Ltd.	39,600	1,239,724
Toshiba Machine Co. Ltd.	113,000	676,853
Zeon Corp.	140,000	1,429,008
		19,891,623
MEXICO — 1.4%
Compartamos SAB de CV(1)	288,853	553,958
Genomma Lab Internacional SAB de CV, Class B(1)	441,958	977,950
		1,531,908
NETHERLANDS — 1.3%
Aalberts Industries NV	56,219	1,198,602
InterXion Holding NV(1)	18,745	274,802
		1,473,404
NORWAY — 1.8%
Schibsted ASA	65,332	1,994,888
PEOPLE'S REPUBLIC OF CHINA — 7.2%
51job, Inc. ADR(1)	18,201	1,086,054
AirTAC International Group(1)	211,000	1,114,201
Chiho-Tiande Group Ltd.(1)	420,000	376,425
China Liansu Group Holdings Ltd.(1)	1,117,000	929,399
Kingdee International Software Group Co. Ltd.	1,904,000	1,156,384
Shenguan Holdings Group Ltd.	422,000	521,811

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

SouFun Holdings Ltd. ADR(1)	15,501	$ 301,804
Spreadtrum Communication, Inc. ADR(1)	61,580	1,229,137
Xingda International Holdings Ltd.	1,613,000	1,427,012
		8,142,227
PHILIPPINES — 0.4%
International Container Terminal Services, Inc.	559,500	467,213
SOUTH KOREA — 3.0%
CrucialTec Co. Ltd.(1)	16,405	712,218
Dongyang Mechatronics Corp.	48,020	572,249
Duksan Hi-Metal Co. Ltd.(1)	30,557	606,456
Mando Corp.	8,330	1,084,934
Silicon Works Co. Ltd.	10,240	363,365
		3,339,222
SPAIN — 0.7%
NH Hoteles SA(1)	128,055	781,056
SWEDEN — 0.7%
Elekta AB B Shares	20,148	768,561
SWITZERLAND — 2.0%
Nobel Biocare Holding AG	13,625	261,912
Panalpina Welttransport Holding AG(1)	6,786	878,652
Temenos Group AG(1)	30,495	1,156,979
		2,297,543
TAIWAN (REPUBLIC OF CHINA) — 3.1%
J Touch Corp. Rights(1)	8,946	6,015
Largan Precision Co. Ltd.	27,000	745,455
St. Shine Optical Co. Ltd.	63,000	765,646
Taiwan Hon Chuan Enterprise Co. Ltd.	230,000	503,285
Vanguard International Semiconductor Corp.	1,511,000	837,624
Wistron NeWeb Corp.	175,000	578,036
		3,436,061
TURKEY — 0.4%
Turkiye Sise ve Cam Fabrikalari AS(1)	286,556	496,488
UNITED KINGDOM — 19.0%
Aberdeen Asset Management plc	459,594	1,567,498
Ashtead Group plc	872,735	2,431,757
ASOS plc(1)	33,863	1,036,029
Carphone Warehouse Group plc(1)	132,357	875,726
Chariot Oil & Gas Ltd.(1)	144,952	593,816
Croda International plc	87,918	2,263,915
GKN plc	596,014	2,033,742
Imagination Technologies Group plc(1)	88,534	591,677
International Personal Finance plc	97,993	529,521
John Wood Group plc	163,450	1,753,702
Michael Page International plc	133,494	1,116,540
Paragon Group of Cos. plc	192,895	553,782
Premier Oil plc(1)	33,097	1,121,278
Rightmove plc	98,018	1,418,949
Rotork plc	20,341	588,599
Shaftesbury plc	75,192	582,821
Spectris plc	62,848	1,424,234

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Spirax-Sarco Engineering plc	30,266	$ 900,887
		21,384,473
TOTAL COMMON STOCKS & RIGHTS
(Cost $91,766,592)		111,103,197
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	6,682	6,682
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $612,657), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $600,002)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $606,682)		606,682
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $92,373,274)		111,709,879
OTHER ASSETS AND LIABILITIES — 0.5%		592,772
TOTAL NET ASSETS — 100.0%		$112,302,651

Market Sector Diversification
(as a % of net assets)
Industrials	26.4%
Consumer Discretionary	20.4%
Materials	17.1%
Information Technology	15.9%
Energy	8.7%
Financials	5.9%
Health Care	3.5%
Consumer Staples	1.0%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks & Rights	$6,197,125	$104,906,072	–
Temporary Cash Investments	6,682	600,000	–
Total Value of Investment Securities	$6,203,807	$105,506,072	–

International Opportunities – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$92,461,028
Gross tax appreciation of investments	$20,276,449
Gross tax depreciation of investments	(1,027,598)
Net tax appreciation (depreciation) of investments	$19,248,851

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 28, 2011

International Value – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 93.9%
BRAZIL — 4.8%
Centrais Eletricas Brasileiras SA	10,380	$ 145,924
Embraer SA ADR	7,620	259,537
Petroleo Brasileiro SA-Petrobras ADR	11,580	461,232
Vale SA Preference Shares ADR	16,930	507,392
		1,374,085
CANADA — 0.3%
Husky Energy Inc.	2,810	86,682
FRANCE — 11.7%
Alstom SA	2,320	138,352
AXA SA	26,237	551,052
Carrefour SA	1,670	81,995
Cie Generale des Etablissements Michelin, Class B	7,988	650,359
Credit Agricole SA	8,190	143,759
France Telecom SA	22,060	487,980
Sanofi-Aventis SA	5,813	401,082
Thales SA	2,020	76,517
Total SA	9,030	553,391
Vivendi SA	10,030	285,953
		3,370,440
GERMANY — 7.7%
Celesio AG	5,670	156,878
Deutsche Lufthansa AG(1)	5,350	109,375
Deutsche Post AG	11,140	204,302
Merck KGaA	6,980	630,996
RHOEN-KLINIKUM AG	6,020	132,501
SAP AG	9,280	559,875
Siemens AG ADR	3,040	408,698
		2,202,625
HONG KONG — 6.3%
AIA Group Ltd.(1)	224,400	654,068
Cheung Kong Holdings Ltd.	23,300	362,604
China Mobile Ltd.	53,500	501,820
Hutchison Whampoa Ltd.	23,900	281,411
		1,799,903
ITALY — 1.2%
ENI SpA	8,670	211,407
UniCredit SpA	48,220	123,966
		335,373
JAPAN — 4.6%
ITOCHU Corp.	31,100	321,626
Nintendo Co. Ltd.	1,330	389,708
Nissan Motor Co. Ltd.	7,760	79,208
Sony Corp.	5,100	186,594
Trend Micro, Inc.	11,600	359,181
		1,336,317
NETHERLANDS — 7.6%
Akzo Nobel NV	4,950	336,551
ING Groep NV CVA(1)	56,972	714,406

International Value – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Koninklijke Philips Electronics NV	2,047	$ 66,834
Royal Dutch Shell plc B Shares	23,125	826,486
SBM Offshore NV	9,788	245,894
		2,190,171
NORWAY — 1.6%
Telenor ASA	27,590	457,436
PEOPLE'S REPUBLIC OF CHINA — 5.0%
China Coal Energy Co. Ltd. H Shares	46,000	65,562
China Shenhua Energy Co. Ltd. H Shares	26,000	107,833
China Telecom Corp. Ltd. H Shares	1,214,000	713,934
Shanghai Electric Group Co. Ltd. H Shares	916,000	536,333
		1,423,662
RUSSIAN FEDERATION — 1.1%
OAO Gazprom ADR	11,290	332,152
SINGAPORE — 3.1%
DBS Group Holdings Ltd.	56,250	627,162
United Overseas Bank Ltd.	19,000	269,807
		896,969
SOUTH KOREA — 7.9%
Hana Financial Group, Inc.	15,320	610,818
Hyundai Motor Co.	2,810	443,167
KB Financial Group, Inc.	7,050	344,801
Samsung Electronics Co. Ltd.	790	646,055
Shinhan Financial Group Co. Ltd.	5,350	223,262
		2,268,103
SPAIN — 2.1%
Telefonica SA ADR	23,580	602,941
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson B Shares	14,000	180,150
SWITZERLAND — 6.3%
ACE Ltd.	6,380	403,535
Basilea Pharmaceutica(1)	1,960	147,986
Lonza Group AG	2,680	226,723
Roche Holding AG	4,010	604,672
Swiss Reinsurance Co. Ltd.	6,757	413,813
		1,796,729
TAIWAN (REPUBLIC OF CHINA) — 2.7%
Compal Electronics, Inc.	127,684	150,036
Lite-On Technology Corp.	62,091	77,368
Siliconware Precision Industries Co.	143,000	197,614
Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	360,392
		785,410
THAILAND — 1.3%
Bangkok Bank PCL	68,000	363,630
TURKEY — 0.6%
Turkcell Iletisim Hizmet AS ADR	11,530	162,227
UNITED KINGDOM — 17.4%
Aviva plc	95,440	723,629
BAE Systems plc	37,660	201,359
BP plc	53,240	428,161
G4S plc	17,910	76,865

International Value – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

GlaxoSmithKline plc	18,590	$ 356,908
HSBC Holdings plc (Hong Kong)	36,400	422,517
International Consolidated Airlines Group SA(1)	16,270	59,379
Kingfisher plc	145,040	599,835
Marks & Spencer Group plc	56,340	317,265
National Grid plc	20,232	187,803
Pearson plc	16,290	278,059
Rentokil Initial plc(1)	46,140	68,144
Rexam plc	54,590	323,917
Unilever plc	7,335	217,496
Vodafone Group plc	264,953	750,746
		5,012,083
TOTAL COMMON STOCKS
(Cost $21,556,339)		26,977,088
TEMPORARY CASH INVESTMENTS — 5.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	14,788	14,788
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $102,098), in a joint trading account at 0.12%, dated 2/28/11, due 3/1/11 (Delivery value $100,000)		100,000
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $1,429,533), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $1,400,005)		1,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,514,788)		1,514,788
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $23,071,127)		28,491,876
OTHER ASSETS AND LIABILITIES — 0.8%		222,562
TOTAL NET ASSETS — 100.0%		$28,714,438

Market Sector Diversification
(as a % of net assets)
Financials	24.2%
Telecommunication Services	12.8%
Energy	11.6%
Information Technology	10.2%
Consumer Discretionary	9.9%
Industrials	9.8%
Health Care	9.2%
Materials	4.1%
Utilities	1.1%
Consumer Staples	1.0%
Cash and Equivalents*	6.1%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

International Value – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Value – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$2,805,562	$24,171,526	–
Temporary Cash Investments	14,788	1,500,000	–
Total Value of Investment Securities	$2,820,350	$25,671,526	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,199,061
Gross tax appreciation of investments	$6,292,170
Gross tax depreciation of investments	(999,355)
Net tax appreciation (depreciation) of investments	$5,292,815

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 28, 2011

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%
BRAZIL — 14.3%
BR Malls Participacoes SA	109,300	$ 1,037,949
Cia de Bebidas das Americas Preference Shares ADR	37,251	1,006,150
Itau Unibanco Holding SA Preference Shares	91,459	2,023,993
MRV Engenharia e Participacoes SA	59,500	472,410
Natura Cosmeticos SA	27,600	704,183
PDG Realty SA Empreendimentos e Participacoes	185,000	1,007,393
Petroleo Brasileiro SA-Petrobras ADR	68,015	2,392,088
Vale SA Preference Shares	222,900	6,618,139
		15,262,305
CANADA — 0.8%
Pacific Rubiales Energy Corp.	24,170	810,020
HONG KONG — 8.6%
C C Land Holdings Ltd.	1,823,000	608,603
China Merchants Holdings International Co. Ltd.	214,349	905,506
China Overseas Land & Investment Ltd.	346,000	574,001
China Unicom (Hong Kong) Ltd.	660,000	1,101,695
CNOOC Ltd.	1,472,000	3,341,674
Comba Telecom Systems Holdings Ltd.	602,500	632,053
GCL Poly Energy Holdings Ltd.(1)	1,678,000	844,602
Xinyi Glass Holdings Ltd.	1,466,000	1,195,313
		9,203,447
HUNGARY — 0.5%
OTP Bank plc(1)	19,045	569,970
INDIA — 5.8%
Crompton Greaves Ltd.	64,269	347,435
HDFC Bank Ltd.	16,045	727,457
ICICI Bank Ltd.	49,189	1,055,013
Infosys Technologies Ltd.	44,473	2,944,660
Mundra Port and Special Economic Zone Ltd.	140,953	429,725
Tata Motors Ltd.	29,853	714,091
		6,218,381
INDONESIA — 2.7%
PT Astra International Tbk	144,000	849,651
PT Bank Rakyat Indonesia (Persero) Tbk	1,216,000	647,872
PT Indofood CBP Sukses Makmur Tbk(1)	760,500	394,410
PT Perusahaan Gas Negara	1,043,500	419,931
PT Semen Gresik (Persero) Tbk	517,000	506,949
		2,818,813
MALAYSIA — 1.8%
CIMB Group Holdings Bhd	730,200	1,929,327
MEXICO — 3.4%
Alfa SAB de CV, Series A	54,190	674,280
America Movil SAB de CV, Series L ADR	15,831	909,016
Grupo Mexico SAB de CV, Series B	258,838	986,375
Wal-Mart de Mexico SAB de CV	370,411	1,061,422
		3,631,093
PEOPLE'S REPUBLIC OF CHINA — 14.7%
AAC Acoustic Technologies Holdings, Inc.	406,000	1,019,692

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Baidu, Inc. ADR(1)	9,974	$ 1,208,450
China BlueChemical Ltd. H Shares	940,000	727,812
China Liansu Group Holdings Ltd.(1)	562,000	467,612
China National Building Material Co. Ltd. H Shares	282,000	692,327
China Oilfield Services Ltd. H Shares	516,000	1,028,290
Ctrip.com International Ltd. ADR(1)	11,266	436,783
Dongfeng Motor Group Co. Ltd. H Shares	542,000	939,522
Focus Media Holding Ltd. ADR(1)	48,521	1,286,777
Industrial & Commercial Bank of China Ltd. H Shares	1,469,095	1,128,042
Mongolian Mining Corp.(1)	616,300	781,849
Ping An Insurance Group Co. of China Ltd. H Shares	210,000	2,154,468
Sany Heavy Equipment International Holdings Co. Ltd.	501,000	690,901
Sateri Holdings Ltd.(1)	271,855	261,802
Tencent Holdings Ltd.	77,500	2,049,949
Xingda International Holdings Ltd.	447,000	395,458
ZTE Corp. H Shares	97,400	448,980
		15,718,714
POLAND — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	41,926	613,779
RUSSIAN FEDERATION — 6.7%
CTC Media, Inc.	44,670	939,857
Magnit OJSC GDR	38,157	1,083,659
NovaTek OAO GDR	12,038	1,563,736
Rosneft Oil Co. OJSC GDR	72,872	687,912
Sberbank of Russia	815,063	2,885,323
		7,160,487
SOUTH AFRICA — 6.6%
Barloworld Ltd.	68,583	711,687
Exxaro Resources Ltd.	53,339	1,167,904
Impala Platinum Holdings Ltd.	18,926	558,606
MTN Group Ltd.	97,467	1,720,459
Naspers Ltd. N Shares	32,443	1,863,637
Sasol Ltd.	17,683	967,568
		6,989,861
SOUTH KOREA — 15.2%
Celltrion, Inc.	30,584	868,486
CrucialTec Co. Ltd.(1)	14,510	629,947
Doosan Infracore Co. Ltd.(1)	68,940	1,566,749
Hyundai Heavy Industries Co. Ltd.	6,438	2,481,310
Hyundai Motor Co.	10,613	1,673,782
Hyundai Steel Co.	10,297	1,181,466
LG Chem Ltd.	5,761	1,898,810
LG Household & Health Care Ltd.	2,521	799,644
Samsung Electronics Co. Ltd.	6,266	5,124,279
		16,224,473
SWITZERLAND — 1.2%
Ferrexpo plc	180,130	1,228,415
TAIWAN (REPUBLIC OF CHINA) — 9.1%
Hon Hai Precision Industry Co. Ltd.	829,503	3,054,746
HTC Corp.	90,700	3,295,450
Synnex Technology International Corp.	258,000	613,152
Taiwan Semiconductor Manufacturing Co. Ltd.	954,774	2,282,554

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Wistron Corp.	273,828	$ 488,511
		9,734,413
THAILAND — 3.1%
Banpu PCL	56,800	1,348,710
CP ALL PCL	753,100	960,618
Kasikornbank PCL NVDR	269,600	1,036,075
		3,345,403
TURKEY — 1.7%
Tofas Turk Otomobil Fabrikasi AS	99,634	481,110
Turkiye Garanti Bankasi AS	174,529	772,895
Turkiye Sise ve Cam Fabrikalari AS(1)	339,558	588,319
		1,842,324
UNITED KINGDOM — 2.0%
Antofagasta plc	49,018	1,121,184
International Personal Finance plc	183,947	993,987
		2,115,171
TOTAL COMMON STOCKS
(Cost $82,197,092)		105,416,396
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	19,254	19,254
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00%-5.50%, 8/15/28-5/15/37, valued at $612,657), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $600,002)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $619,254)		619,254
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $82,816,346)		106,035,650
OTHER ASSETS AND LIABILITIES — 0.6%		676,192
TOTAL NET ASSETS — 100.0%		$106,711,842

Market Sector Diversification
(as a % of net assets)
Information Technology	23.1%
Financials	17.6%
Materials	17.0%
Energy	11.4%
Consumer Discretionary	11.0%
Industrials	8.4%
Consumer Staples	5.6%
Telecommunication Services	3.5%
Health Care	0.8%
Utilities	0.4%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments other assets and liabilities.

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Emerging Markets – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$8,179,119	$97,237,277	–
Temporary Cash Investments	19,254	600,000	–
Total Value of Investment Securities	$8,198,373	$97,837,277	–

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,576,777
Gross tax appreciation of investments	$23,335,387
Gross tax depreciation of investments	(876,514)
Net tax appreciation (depreciation) of investments	$22,458,873

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 28, 2011

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 2.4%
BHP Billiton Ltd.	124,231	$ 5,832,260
Wesfarmers Ltd.	42,963	1,449,198
		7,281,458
AUSTRIA — 0.9%
Erste Group Bank AG	50,600	2,670,824
BELGIUM — 1.6%
Anheuser-Busch InBev NV	50,408	2,811,289
Telenet Group Holding NV(1)	18,083	810,993
Umicore SA	24,500	1,234,189
		4,856,471
BERMUDA — 1.4%
Seadrill Ltd.	58,400	2,225,378
Signet Jewelers Ltd.(1)	43,200	1,895,184
		4,120,562
BRAZIL — 0.9%
Banco Santander Brasil SA ADR	82,500	1,004,850
Vale SA Preference Shares	60,100	1,784,433
		2,789,283
CANADA — 0.4%
Canadian National Railway Co.	15,100	1,104,427
DENMARK — 2.3%
Carlsberg A/S B Shares	16,800	1,787,896
Novo Nordisk A/S B Shares	29,600	3,728,077
Pandora A/S(1)	24,900	1,451,693
		6,967,666
FINLAND — 0.6%
Fortum Oyj	55,400	1,716,285
FRANCE — 11.1%
Accor SA	61,942	2,912,624
Air Liquide SA	20,120	2,604,597
BNP Paribas	65,770	5,135,162
Cie Generale d'Optique Essilor International SA	16,600	1,185,446
Danone SA	45,222	2,835,018
JC Decaux SA(1)	56,800	1,833,727
LVMH Moet Hennessy Louis Vuitton SA	17,800	2,806,335
Pernod-Ricard SA	21,758	2,005,967
Publicis Groupe SA	49,402	2,817,902
Safran SA	89,100	3,169,742
Schneider Electric SA	21,300	3,524,213
Technip SA	25,600	2,527,274
		33,358,007
GERMANY — 6.6%
Allianz SE	15,400	2,218,628
BASF SE	12,900	1,072,710
Bayerische Motoren Werke AG	42,100	3,414,877
Fresenius Medical Care AG & Co. KGaA	35,670	2,361,465
Kabel Deutschland Holding AG(1)	20,000	1,089,608
Metro AG	24,500	1,791,865

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

SAP AG	46,300	$ 2,793,344
Siemens AG	26,000	3,501,402
ThyssenKrupp AG	35,800	1,488,489
		19,732,388
HONG KONG — 2.8%
China Unicom Ltd. ADR	152,000	2,536,880
CNOOC Ltd.	950,000	2,156,651
Li & Fung Ltd.	526,000	3,201,387
Sun Hung Kai Properties Ltd.	29,000	468,439
		8,363,357
INDIA — 1.4%
HDFC Bank Ltd.	22,200	1,006,516
Infosys Technologies Ltd.	34,500	2,284,325
Larsen & Toubro Ltd.	24,200	816,887
		4,107,728
INDONESIA — 0.6%
PT Bank Mandiri (Persero) Tbk	2,780,250	1,827,971
IRELAND — 0.8%
Accenture plc, Class A	44,700	2,301,156
ISRAEL — 0.8%
Teva Pharmaceutical Industries Ltd. ADR	46,800	2,344,680
ITALY — 2.0%
Saipem SpA	83,162	4,200,194
UniCredit SpA	732,900	1,884,174
		6,084,368
JAPAN — 13.2%
Canon, Inc.	54,500	2,624,901
FANUC CORP.	17,100	2,650,547
Komatsu Ltd.	109,400	3,336,630
Mitsubishi Corp.	97,400	2,692,029
Mitsubishi UFJ Financial Group, Inc.	466,800	2,584,933
Murata Manufacturing Co. Ltd.	42,900	3,188,460
Nintendo Co. Ltd.	3,700	1,084,151
Nissan Motor Co. Ltd.	397,300	4,055,321
Nitori Holdings Co. Ltd.	21,100	1,867,416
ORIX Corp.	31,900	3,568,058
Rakuten, Inc.	3,400	3,021,576
SOFTBANK CORP.	71,400	2,928,268
Sumitomo Realty & Development Co. Ltd.	99,000	2,649,117
Unicharm Corp.	44,100	1,700,819
Yahoo Japan Corp.	4,400	1,653,933
		39,606,159
LUXEMBOURG — 0.5%
Millicom International Cellular SA	17,206	1,507,246
MACAU — 0.5%
Wynn Macau Ltd.	508,400	1,377,406
MEXICO — 0.4%
Grupo Financiero Banorte SAB de CV, Series O	285,900	1,296,915
NETHERLANDS — 4.1%
ASML Holding NV	38,200	1,658,122
CNH Global NV(1)	45,800	2,219,010

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

European Aeronautic Defence and Space Co. NV(1)	70,400	$ 2,036,232
Royal Dutch Shell plc, Class A	103,264	3,714,240
Unilever NV CVA	92,099	2,777,596
		12,405,200
NORWAY — 0.9%
Petroleum Geo-Services ASA(1)	55,600	916,871
Yara International ASA	32,100	1,701,812
		2,618,683
PEOPLE'S REPUBLIC OF CHINA — 2.8%
Baidu, Inc. ADR(1)	20,600	2,495,896
Ctrip.com International Ltd. ADR(1)	33,564	1,301,277
Focus Media Holding Ltd. ADR(1)	67,785	1,797,658
Industrial & Commercial Bank of China Ltd. H Shares	2,025,715	1,555,441
ZTE Corp. H Shares	264,000	1,216,949
		8,367,221
POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	157,876	2,311,240
PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	104,300	1,672,452
RUSSIAN FEDERATION — 1.3%
Magnit OJSC GDR	60,000	1,704,000
Sberbank of Russia	650,500	2,302,770
		4,006,770
SINGAPORE — 0.4%
Genting Singapore plc(1)	332,000	498,600
United Overseas Bank Ltd.	50,616	718,765
		1,217,365
SOUTH KOREA — 1.6%
Hyundai Motor Co.	16,295	2,569,893
Samsung Electronics Co. Ltd.	2,800	2,289,815
		4,859,708
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	340,660	4,205,459
Banco Santander SA	1,855	22,872
Inditex SA	20,000	1,447,843
		5,676,174
SWEDEN — 5.5%
Alfa Laval AB	131,400	2,682,522
Atlas Copco AB A Shares	112,200	2,818,463
Modern Times Group AB B Shares	18,400	1,230,618
Sandvik AB	81,200	1,557,692
Swedbank AB A Shares(1)	155,600	2,739,264
Telefonaktiebolaget LM Ericsson B Shares	133,800	1,721,722
Volvo AB B Shares(1)	220,800	3,820,841
		16,571,122
SWITZERLAND — 9.5%
Adecco SA	25,800	1,736,939
Holcim Ltd.	20,000	1,468,087
Kuehne + Nagel International AG	10,100	1,357,755
Nestle SA	46,300	2,621,225
Novartis AG	63,565	3,564,457
Roche Holding AG	16,366	2,467,847

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Shares	Value

Sonova Holding AG	7,200	$ 957,830
Swatch Group AG (The)	5,500	2,341,244
Syngenta AG	5,800	1,943,946
UBS AG(1)	209,200	4,154,278
Wolseley plc(1)	68,700	2,391,115
Xstrata plc	149,100	3,405,501
		28,410,224
TAIWAN (REPUBLIC OF CHINA) — 1.9%
HTC Corp.	115,550	4,198,338
Taiwan Semiconductor Manufacturing Co. Ltd.	659,000	1,575,454
		5,773,792
TURKEY — 0.4%
Turkiye Garanti Bankasi AS	260,500	1,153,614
UNITED KINGDOM — 16.1%
Admiral Group plc	72,441	1,989,029
Aggreko plc	69,800	1,641,916
Antofagasta plc	93,913	2,148,062
ARM Holdings plc	334,800	3,358,131
Barclays plc	419,178	2,179,575
BG Group plc	181,031	4,404,095
Burberry Group plc	74,098	1,444,284
Capita Group plc (The)	159,405	1,880,037
Carnival plc	61,413	2,749,485
Compass Group plc	65,082	585,606
HSBC Holdings plc (Hong Kong)	382,578	4,440,813
International Consolidated Airlines Group SA(1)	310,900	1,134,656
Intertek Group plc	59,700	1,750,806
Lloyds Banking Group plc(1)	1,287,600	1,296,939
Reckitt Benckiser Group plc	59,177	3,049,575
Rio Tinto plc	65,800	4,609,776
Schroders plc	52,093	1,516,708
Tesco plc	230,453	1,514,278
Tullow Oil plc	59,600	1,391,322
Vodafone Group plc	1,409,800	3,994,680
Whitbread plc	39,700	1,150,073
		48,229,846
TOTAL COMMON STOCKS
(Cost $233,969,440)		296,687,768
TEMPORARY CASH INVESTMENTS — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	16,514	16,514
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.00% -5.50%, 8/15/28-5/15/37, valued at $4,697,037), in a joint trading account at 0.14%, dated 2/28/11, due 3/1/11 (Delivery value $4,600,018)		4,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,616,514)		4,616,514
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $238,585,954)		301,304,282
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,466,460)
TOTAL NET ASSETS — 100.0%		$299,837,822

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	19.0%
Consumer Discretionary	16.3%
Industrials	16.0%
Information Technology	11.5%
Materials	9.8%
Consumer Staples	9.2%
Energy	7.2%
Health Care	5.5%
Telecommunication Services	3.9%
Utilities	0.6%
Cash and Equivalents*	1.0%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$19,403,837	$277,283,931	–
Temporary Cash Investments	16,514	4,600,000	–
Total Value of Investment Securities	$19,420,351	$281,883,931	–

NT International Growth – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$240,243,752
Gross tax appreciation of investments	$62,369,024
Gross tax depreciation of investments	(1,308,494)
Net tax appreciation (depreciation) of investments	$61,060,530

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2011